Warrants - Summary of Movement of the Warrants During the Period (Detail) - EUR (€) € in Thousands		9 Months Ended
	Mar. 24, 2021	Sep. 30, 2021
Class Of Warrants [Line Items]
Warrants issued by Arrival, Warrants	20,112,493
Warrant Liabilities [Member]
Class Of Warrants [Line Items]
Warrants issued by Arrival, Warrants		20,112,493
Warrants exercised, Warrants		(17,009,291)
Warrants redeemed, Warrants		(711,536)
Total, Warrants		2,391,666
Warrants issued by Arrival		€ 189,997
Change in fair value		(105,838)
Warrants exercised		(69,443)
Warrants redeemed		(6)
Foreign exchange difference		(1,722)
Total		€ 12,988